FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2014
Assets and liabilities measured at fair value

Assets and liabilities measured at fair value as of March 31, 2014 and December 31, 2013 are summarized as follows:

Recurring fair value measurements	March 31, 2014
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$94,859,540	$—	$—	$94,859,540
Derivatives	21,709,350	—	—	21,709,350

Total liabilities	$116,568,890	$—	$—	$116,568,890

Recurring fair value measurements	December 31, 2013
	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$16,600,500	$—	$—	$16,600,500

Reconciliation of assets measured at fair value on a recurring basis

The following table presents a reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

		Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Total	Warrant Liability	Derivatives
Balance, January 1, 2014	$16,600,500	$16,600,500	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Total net (gains) losses included in:
Net loss	43,377,890	47,271,140	(3,893,250)
Other comprehensive loss	—	—	—
Purchases, sales, issues, and settlements
Purchases	—	—	—
Issues	56,590,500	30,987,900	25,602,600
Sales	—	—
Settlements	—	—

Balance, March 31, 2014	$116,568,890	$94,859,540	$21,709,350